Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Par value per ordinary share	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Issue of equity			$ 9	$ 3,495
Costs of hedging	$ (9)	$ (9)	(4)	(3)
Share Capital
Issue of equity				11
Share Premium account
Issue of equity			9	3,484
Total attributable to owners of the parent
Issue of equity			$ 9	$ 3,495